Dividends on ordinary shares - Schedule of Dividends On Ordinary Shares (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0333	£ 0.0290	£ 0.0252
Total dividends paid	£ 2,000	£ 1,828	£ 1,651
Final dividend recommended by directors at previous year end
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0211	£ 0.0184	£ 0.0160
Total dividends paid		£ 1,169	£ 1,059
Dividends proposed or declared before financial statements authorised for issue		£ 1,271
Interim dividend paid in the year
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0122	£ 0.0106	£ 0.0092
Total dividends paid	£ 729	£ 659	£ 592